Note 3 - Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Disposal Groups, Including Discontinued Operations [Table Text Block]
	December 31, 201 6	December 31, 201 5
Accounts and other receivables	$1,598,994	$3,692,747
Inventory, net	1,374,618	652,906
Prepaid expenses	170,635	172,585
Assets associated with discontinued operations, current	3,144,247	4,518,238
Property and equipment, net of accumulated depreciation	70,973	151,412
Patents and trademarks, net of accumulated amortization	34,282	39,473
Assets associated with discontinued operations, noncurrent	105,255	190,885
Total assets associated with discontinued operations	$3,249,502	$4,709,123

Accounts payable	$1,957,938	$242,220
Accrued liabilities	607,659	859,365
Deferred revenue	2,300,000	—
Liabilities associated with discontinued operations, current	4,865,597	1,101,585
Other liabilities	—	1,000,000
Total l iabilities associated with discontinued operations	$4,865,597	$2,101,585
	Years Ended December 31,
	2016	2015	2014
Revenue:
Lymphoseek sales revenue	$16,997,497	$10,235,277	$4,220,753
Royalties on GDS Business	—	1,194,660	—
Grant and other revenue	575	669	—
Total revenue	16,998,072	11,430,606	4,220,753
Cost of goods sold	2,234,780	1,751,537	1,583,519
Gross profit	14,763,292	9,679,069	2,637,234
Operating expenses:
Research and development	1,744,496	2,225,004	1,662,611
Selling, general and administrative	5,093,529	6,369,183	6,016,087
Total operating expenses	6,838,025	8,594,187	7,678,698
Income (l oss) from discontinued operations	7,925,267	1,084,882	(5,041,464)
Interest expense	(14,856,404)	(5,603,820)	(326,337)
Loss from discontinued operations	$(6,931,137)	$(4,518,938)	$(5,367,801)